CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

7.	CONVERTIBLE NOTES

The Company has the following notes outstanding:

	June 30, 2026	December 31, 2025
Note payable, 18% interest, due December 31, 2025	$1,000,000	$1,000,000
Note payable, 18% interest, due December 31, 2025	500,000	500,000
Note payable, 18% interest, due April 22, 2026	300,000	300,000
Note payable, 18% interest, due October 29, 2026	50,000	-
Note payable, 18% interest, due November 2, 2026	50,000	-
Note payable, 12% interest, due March 13, 2027	550,000	-
Note payable, 10% interest, due June 26, 2027	55,000	-
Note payable, 10% interest, due June 26, 2027	55,000	-
Discount on notes payable	(575,972)	(72,367)
Convertible notes payable (net of discount)	$1,984,028	$1,727,633

On August 2, 2024, the Company issued a convertible promissory note with a principal amount of $1,000,000. As amended on July 22, 2025 and September 2, 2025, the notes bear interest at a rate of 18% per annum and the maturity date was modified to December 31, 2025, respectively. The amendment on July 22, 2025 modified the conversion rate to 50% discount of a Qualified Offering Price. Also, the amendment modified the exercise price of the warrants issued with these convertible notes to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price The proceeds received were allocated between the convertible note and warrants on a relative fair value basis. From the initial agreement and the amendments, the aggregate estimated value of the warrants, using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 70.2% and a weighted average call option value of $1.282, was $1,281,598. The warrants resulted in a debt discount of $248,732, which was fully amortized by the end of 2025 using a straight-line method, which approximates the effective interest method.

On January 28, 2025 the Company issued a convertible promissory note with a principal amount of $500,000. As amended on July 22, 2025 and September 2, 2025, the notes bear interest at a rate of 18% per annum and the maturity date was modified to December 31, 2025, respectively. Furthermore, the amendment on July 22, 2025 modified the conversion rate to 50% discount of a Qualified Offering Price. Also, the amendment modified the exercise price of the warrants issued with these convertible notes to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price. The proceeds received were allocated between the convertible note and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 70.2% and a weighted average call option value of $1.295, was $647,408. The warrants resulted in a debt discount of $282,118, which was fully amortized during 2025 using the straight-line method, which approximates the effective interest method.

On July 22, 2025 the Company issued a convertible note in the amount of $300,000. The note bears interest at 18% and matures on April 22, 2026. The principal balance and accrued interest are convertible at a conversion price equal to the lower of (i) a 50% discount to the Qualified Offering Price and (ii) any conversion price offered to other noteholders on notes issued subsequent to the date of this convertible note. In connection with the note the company issued warrants convertible to 60,000 shares of common stock. The exercise price of the warrants issued with these convertible notes to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price. The proceeds received were allocated between the convertible note and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 71.5% and a weighted average call option value of $1.492, was $447,544. The warrants resulted in a debt discount of $179,606.

On January 29,2026 the Company issued a convertible note in the amount of $50,000. The note bears interest at 18% and matures on October 29, 2026. The principal balance and accrued interest are convertible at a conversion price of $1.00. In connection with the note the company issued warrants convertible to 50,000 shares of common stock. The exercise price of the warrants issued with this convertible is $1.00 per share. The proceeds received were allocated between the convertible note and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 70.5% and a weighted average call option value of $1.483, was $74,158. The warrants resulted in a debt discount of $29,864.

On February 2, 2026 the Company issued a convertible note in the amount of $50,000. The note bears interest at 18% and matures on November 2, 2026. The principal balance and accrued interest are convertible at a conversion price of $1.00. In connection with the note the company issued warrants convertible to 50,000 shares of common stock. The exercise price of the warrants issued with this convertible is $1.00 per share. The proceeds received were allocated between the convertible note and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 70.5% and a weighted average call option value of $1.483, was $74,162. The warrants resulted in a debt discount of $26,865.

On March 13, 2026, the Company issued a secured convertible promissory note with a principal amount of $550,000 for gross proceeds of $500,000, reflecting an original issue discount of $50,000. The note bears interest at 12% per annum and matures on March 13, 2027. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at a conversion price equal to a 35% discount to the market price at the time of conversion. In connection with the issuance of the note, the Company agreed to issue warrants to purchase up to 166,667 shares of common stock at an exercise price of $5.00 per share. Based on the terms of the secured convertible promissory and warrants, the Company recorded derivative liabilities related to both instruments. As noted below, on June 26, 2026, the Company issued additional convertible promissory notes containing terms that, pursuant to the warrant agreement, resulted in an adjustment to the exercise price of the warrants issued in connection with the March 13, 2026 note from $5.00 per share to $0.05 per share. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 70.0% and a weighted average call option value of $0.812, was $135,286. The warrants resulted in a debt discount of $108,579. In addition, the Company paid $30,000 of debt issuance costs related to due diligence and legal fees of the lender.

On June 26, 2026, the Company issued a convertible grid promissory note with an aggregate principal amount of $550,000 for gross proceeds of $500,000, reflecting an original issue discount of $50,000. The note bears interest at 10% per annum. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $0.05 and (ii) 65% of the average of the lowest intraday treading prices during the 10 (ten) days prior to the day that the lender requests conversion. Based on the terms of the convertible grid promissory note, the Company recorded a derivative liability related to the instrument. As of June 30, 2026, $55,000 was outstanding of this promissory note.

On June 26, 2026, the Company issued another convertible grid promissory note with an aggregate principal amount of 550,000 for gross proceeds of $500,000, reflecting an original issue discount of $50,000. The note bears interest at 10% per annum. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $0.05 and (ii) 65% of the average of the lowest intraday treading prices during the 10 (ten) days prior to the day that the lender requests conversion. Based on the terms of the convertible grid promissory note, the Company recorded a derivative liability related to the instrument. As of June 30, 2026, $55,000 was outstanding of this promissory note.

The aggregate debt discounts from the derivative liabilities and warrants, original issue discounts and debit issuance costs of $575,972, as of June 30, 2026, are being amortized over the life of the loan using the effective interest method.

Interest expense and accrued interest associated with these convertible notes for the six months ended June 30, 2026 was $201,817 and $389,317, respectively. Interest expense and accrued interest associated with convertible notes for the twelve months ended December 31, 2025 was $358,545 and $305,115, respectively.

7.	CONVERTIBLE NOTES

The Company has the following notes outstanding:

	December 31, 2025	December 31, 2024
Note payable18% interest, due December 31, 2025	$1,000,000	$1,000,000
Note payable, 18% interest, due December 31, 2025	500,000	-
Note payable, 18% interest, due April 22, 2026	300,000	-
Discount on Note Payable	(72,367)	(248,732)
Note Payable (Net of Discount)	$1,727,633	$751,268

On August 2, 2024, the Company issued a convertible promissory note with a principal amount of $1,000,000. As amended on July 22, 2025 and September 2, 2025, the notes bear interest at a rate of 18% per annum and the maturity date was modified to December 31, 2025, respectively. The amendment on July 22, 2025 modified the conversion rate to 50% discount of a Qualified Offering Price. Also, the amendment modified the exercise price of the warrants issued with these convertible notes to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price The proceeds received were allocated between the convertible note and warrants on a relative fair value basis. From the initial agreement and the amendments, the aggregate estimated value of the warrants, using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 70.2% and a weighted average call option value of $1.282, was $1,281,598. The warrants resulted in a debt discount of $248,732, which was fully amortized by the end of 2025 using a straight-line method, which approximates the effective interest method.

On January 28, 2025 the Company issued a convertible promissory note with a principal amount of $500,000. As amended on July 22, 2025 and September 2, 2025, the notes bear interest at a rate of 18% per annum and the maturity date was modified to December 31, 2025, respectively. Furthermore, the amendment on July 22, 2025 modified the conversion rate to 50% discount of a Qualified Offering Price. Also, the amendment modified the exercise price of the warrants issued with these convertible notes to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price. The proceeds received were allocated between the convertible note and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 70.2% and a weighted average call option value of $1.295, was $647,408. The warrants resulted in a debt discount of $282,118, which was fully amortized during 2025 using the straight-line method, which approximates the effective interest method.

On July 22, 2025 the Company issued a convertible note in the amount of $300,000. The note bears interest at 18% and matures on April 22, 2026. The principal balance and accrued interest are convertible at a conversion price equal to the lower of (i) a 50% discount to the Qualified Offering Price and (ii) any conversion price offered to other noteholders on notes issued subsequent to the date of this convertible note. In connection with the note the company issued warrants convertible to 60,000 shares of common stock. The exercise price of the warrants issued with these convertible notes to the lower of (i) $5.00 per share or (ii) 50% discount to the Qualified Offering Price. The proceeds received were allocated between the convertible note and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 71.5% and a weighted average call option value of $1.492, was $447,544. The warrants resulted in a debt discount of $179,606. The aggregate debt discounts of $72,367, as of December 31, 2025, are being amortized over the life of the loan using the straight-line method, which approximates the effective interest method.

Interest expense and accrued interest associated with these convertible notes for the twelve months ended December 31, 2025 was $358,545 and $305,115, respectively. Interest expense and accrued interest associated with convertible notes for the twelve months ended December 31, 2024 was $38,530 and $38,350, respectively.